Revenue - Schedule of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Type of goods or services
Revenue		$ 10,490,668	$ 10,655,993	$ 5,006,345
I-Guardng Services
Type of goods or services
Revenue	[1]	10,236,195	10,452,263	4,960,585
Man Guarding Services [Member]
Type of goods or services
Revenue		120,354	150,314	12,193
Others [Member]
Type of goods or services
Revenue		134,119	53,416	33,567
At a Point of Time [Member]
Type of goods or services
Revenue		552,993	392,984	782,588
Over T[Member]
Type of goods or services
Revenue		$ 9,937,675	$ 10,263,009	$ 4,223,757

[1]	The I-Guarding services include project installation services amount to USD418,874, USD339,568 and USD749,021 for the years ended December 31, 2024, 2023 and 2022 for which revenue is recognized at a point in time (b).